Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Components of lease expense

Six Months Ended June 30, 2021
Finance leases:
Amortization of assets, included in depreciation and amortization expense	$677,505
Interest on lease liabilities, included in interest expense	102,539
Operating lease:
Amortization of assets, included in total operating expense	51,762
Interest on lease liabilities, included in total operating expense	8,197
Total net lease cost	$840,000

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$198,549

Current operating lease liabilities	106,102
Noncurrent operating lease liabilities	102,407
Total operating lease liabilities	$208,509

June 30, 2021
Finance leases:
Property and equipment, at cost	$4,416,665
Accumulated amortization	(2,516,643)
Property and equipment, net	1,900,022

Current obligations of finance leases	$1,147,355
Finance leases, net of current obligations	765,102
Total finance lease liabilities	$1,912,457

Year Ended December 31, 2020
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$814,572
Interest on lease liabilities, included in interest expense	154,858
Operating lease:
Amortization of assets, included in total operating expense	101,504
Interest on lease liabilities, included in total operating expense	20,763
Total net lease cost	$1,091,697

Supplemental balance sheet information related to leases

Six Months Ended June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$43,362
Financing cash flows related to finance leases	$677,505

Weighted average remaining lease term (in years):
Operating leases	1.22
Finance leases	1.82

Weighted average discount rate:
Operating leases	7%
Finance leases	6%

Operating lease ROU asset	$241,911

Current operating lease liabilities	104,549
Noncurrent operating lease liabilities	147,525
Total operating lease liabilities	$252,074

December 31, 2020
Finance leases:
Property and equipment, at cost	$4,366,665
Accumulated amortization	(2,267,449)
Property and equipment, net	2,099,216

Current obligations of finance leases	$1,317,542
Finance leases, net of current obligations	1,222,420
Total finance lease liabilities	$2,539,962

Supplemental cash flow and other information related to leases

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$80,743
Financing cash flows related to finance leases	$774,971

Weighted average remaining lease term (in years):
Operating leases	1.72
Finance leases	2.12

Weighted average discount rate:
Operating leases	7%
Finance leases	6%

Long-term obligations under the operating and Finance leases

For the Twelve Months Ended June 30,	Operating Leases	Finance Leases
2022	$106,102	1,209,750
2023	109,365	622,949
2024	9,395	242,341
Total lease payments	224,863	2,075,040
Less: Amounts representing interest	(16,354)	(162,584)
Total lease obligations	208,509	1,912,457
Less: Current	(106,102)	(1,273,587)
	$102,407	$765,102

For the Year ending December 31,	Operating Leases	Finance Leases
2021	$104,549	$1,462,239
2022	107,718	849,427
2023	64,357	441,724
2024	—	—
2025	—	—
Total lease payments	276,625	2,753,390
Less: Amounts representing interest	(24,551)	(213,428)
Total lease obligations	252,074	2,539,962
Less: Current	(104,549)	(1,317,542)
	$147,525	$1,222,420